Events After the Reporting Period - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Events After Reporting Period [Abstract]
Events After the Reporting Period

18. Events after the reporting period

Subsequent to December 31, 2024, the Company sold and issued 394,303 ADSs, representing 9,857,575 ordinary shares, under the ATM program, raising gross proceeds of £0.5 million.

On March 18, 2025, the Company distributed a notice of its general meeting to be held on April 7, 2025 (the “GM”). The purpose of the GM is for the Company’s ordinary shareholders to consider and vote upon, and if thought fit, pass and approve a number of resolutions, including that each of the 151,923,897 ordinary shares of £0.04 each in the issued share capital of the Company, as at March 18, 2025, be sub-divided into and redesignated as one ordinary share of £0.0004, having the same rights and being subject to the same restrictions as the existing ordinary shares in the capital of the Company, and 99 deferred shares of £0.0004 each, which will be subject to the restrictions set out in the Company’s amended articles of association to be adopted at the GM. Therefore, following the passing of this resolution, the Company’s issued share capital shall be comprised of 151,923,897 ordinary shares and 15,040,465,803 deferred shares of £0.0004 each.

Total number of shares issued	142,037	52,860	52,373